Financial instruments and financial risk factors - Assets measured at fair value (Details) - Recurring fair value measurement - USD ($) $ in Millions	Dec. 31, 2022	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 4.3	$ 1.5
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets		1.5
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.3	1.5
Level 2 | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 4.3	$ 1.5